Consolidated Statemenets of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income/(loss)	$ (12,905)	$ 16,038	$ 27,684
Adjustments to reconcile (net loss)/income to net cash provided by operating activities:
Depreciation	54,269	50,310	48,067
Other non cash items	241	279	0
Amortization and write-off of deferred finance charges	1,726	1,845	1,794
Unrealized loss on derivatives	1,704	121	60
Unrealized foreign exchange (gain)/loss	(254)	(10)	119
Share based compensation	120	120	120
Change in:
Accounts receivable	10,475	(4,217)	(534)
Due from Manager	510	41	(23)
Inventories	(3,531)	(5,540)	88
Accrued revenue	(19)	476	1,771
Prepaid expenses and other current assets	436	(1,448)	(1,097)
Due to Manager	(9)	(14)	23
Trade accounts payable	2,455	5,045	2,630
Accrued liabilities	1,049	(2,892)	2,625
Non current assets / Other liabilities	1,038	104	0
Unearned revenue	6,071	(1,974)	2,122
Net Cash Provided by Operating Activities	63,376	58,284	85,449
Cash Flows from Investing Activities:
Vessel advances	(50,444)	(39,240)	(45,932)
Increase in bank time deposits	(93,793)	(84,969)	(60,795)
Maturity of bank time deposits	109,453	87,424	43,057
Net Cash Used in Investing Activities	(34,784)	(36,785)	(63,670)
Cash Flows from Financing Activities:
Proceeds from long-term debt	92,400	177,575	187,513
Principal payments of long-term debt	(81,995)	(151,335)	(179,725)
Dividends paid	(11,497)	(11,495)	(11,387)
Payment of deferred financing costs	(1,762)	(2,052)	(1,873)
Payment of common stock offering expenses	(338)	0	(3)
Repurchase of common stock	(6,012)	(4,153)	(617)
Repurchase of preferred stock	(89)	0	(9,488)
Net Cash (Used in)/Provided by Financing Activities	(9,293)	8,540	(15,580)
Net increase in cash, cash equivalents and restricted cash	19,299	30,039	6,199
Effect of exchange rate changes on cash, cash equivalents and restricted cash	254	10	(119)
Cash, cash equivalents and restricted cash at beginning of year	92,639	62,590	56,510
Cash, cash equivalents and restricted cash at end of year	112,192	92,639	62,590
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	20,943	29,348	23,849
Non Cash Investing and Financing Activities:
Unpaid financing fees	111	440	540
Part payment of vessel advances through issuance of common stock and preferred stock	3,300	6,600	20,175
Unpaid common stock offering expenses	56	0	0
Unpaid capital expenditure	964	5,611	1,028
Reconciliation of Cash, Cash Equivalents and Restricted Cash:
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 112,192	$ 92,639	$ 62,590